Inventories, Net - Summary of Changes in Inventory Excess and Obsolescence Reserves (Details) - SEC Schedule, 12-09, Reserve, Inventory [Member] - USD ($) $ in Thousands	12 Months Ended
	Oct. 03, 2020	Sep. 28, 2019	Sep. 29, 2018
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 3,622	$ 3,545	$ 3,382
Additions Charged to Costs and Expenses	2,659	1,345	1,019
Deductions Sale or Disposal of Inventories	(1,342)	(1,268)	(856)
Balance at End of Period	$ 4,939	$ 3,622	$ 3,545